Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value of Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Fair Value of Derivative Liability
Conversion feature derivative liability
Fair value on issuance date	$447,850
Change in fair value	(354,644)
Balance December 31, 2016	$93,206